Debt Obligations (Details) - SUNLIGHT FINANCIAL LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Maximum Facility Size	$ 15,000
Recourse percentage of debt	100.00%
Revolving credit facility | Other assets
Line of Credit Facility [Line Items]
Unamortized deferred financing costs	$ 0	$ 200
Standby letter of credit
Line of Credit Facility [Line Items]
Maximum Facility Size	$ 300